Cash, cash equivalents and time deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of cash and time deposits [abstract]
Summary of cash, cash equivalents and time deposits comprise

(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000

Cash and cash equivalents	4,268,300	3,836,137
Time deposits	620,148	251,733
(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Cash and cash equivalents	1,661,152	4,268,300
Time deposits	2,550,279	620,148

Summary of consolidated statements of cash flows for leases

(d) Total cash outflow for leases

Amounts included in the consolidated statements of cash flows for leases comprise the following:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within operating cash flows (Note 12)	1,366	933	1,686
Within financing cash flows (Note 21(c))	38,022	41,016	47,252
	39,388	41,949	48,938

These amounts relate to the following:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Lease rentals paid	39,388	41,949	48,938